Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding Share Options (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
2021 GHL Plan [Member]
Statement [Line Items]
Ending balance - Number of Share Options | shares	18,010
Beginning balance - Weighted average exercise price per share | $ / shares	$ 1.98
Exercised - Weighted average exercise price per share | $ / shares		$ 0.81
Cancelled and forfeited - Weighted average exercise price per share | $ / shares		1.73
Ending balance - Weighted average exercise price per share | $ / shares	$ 1.76	$ 1.98
Weighted-average remaining contractual life		7 years 9 months 21 days
Share options [member] | GHI 2018 Plan and GHI 2015 Plan [Member]
Statement [Line Items]
Beginning balance - Number of Share Options | shares	114,243	115,212	89,944
Granted - Number of Share Options | shares	2,848	11,736	41,220
Exercised - Number of Share Options | shares	(62,220)	(7,308)	(8,612)
Cancelled and forfeited - Number of Share Options | shares	(1,564)	(5,397)	(7,340)
Effect of replacement of GHI 2018 and 2015 Equity Incentive Plans with 2021 GHL Plan as a part of Reverse Recapitalisation - Number of Share Option | shares	(53,307)
Ending balance - Number of Share Options | shares	0	114,243	115,212	89,944
Beginning balance - Weighted average exercise price per share | $ / shares	$ 1.17	$ 1.06	$ 0.61
Granted - Weighted average exercise price per share | $ / shares	1.29	1.85	1.87
Exercised - Weighted average exercise price per share | $ / shares	0.81	0.59	0.55
Cancelled and forfeited - Weighted average exercise price per share | $ / shares	1.04	0.99	0.68
Ending balance - Weighted average exercise price per share | $ / shares	$ 0	$ 1.17	$ 1.06	$ 0.61
Exercisable - Number of Share Options | shares		57,634	38,507
Exercisable - Weighted average exercise price per share | $ / shares		$ 0.80	$ 0.53
Weighted-average remaining contractual life		7 years 6 months 14 days	8 years 2 months 15 days	8 years 2 months 23 days
Share options [member] | 2021 GHL Plan [Member]
Statement [Line Items]
Beginning balance - Number of Share Options | shares	53,096	53,307
Exercised - Number of Share Options | shares		(188)
Cancelled and forfeited - Number of Share Options | shares		(23)
Ending balance - Number of Share Options | shares		53,096	53,307
Beginning balance - Weighted average exercise price per share | $ / shares		$ 1.97
Ending balance - Weighted average exercise price per share | $ / shares			$ 1.97
Weighted-average remaining contractual life		7 years 4 months 28 days